RISK MANAGEMENT - Liquidity risk - Amount of IRL ratio (Details) - Colombia, Pesos	Dec. 31, 2025	Dec. 31, 2024
Banco de Bogota S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	14,104	10,954
Banco de Bogota S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	5,290	2,929
Banco de Occidente S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	6,122	5,028
Banco de Occidente S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	3,375	1,814
Banco Popular S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	4,995	3,581
Banco Popular S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	1,573	894
Banco Comercial AV Villas S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	2,656	1,665
Banco Comercial AV Villas S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	1,315	688
Corporacion Financiera Colombiana S.A. | Later than one day and not later than seven days [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	1,609	903
Corporacion Financiera Colombiana S.A. | Not later than one month [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
IRL Ratio	810	561